CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jul. 31, 2025
Investment activities
Net assets derecognized upon of deconsolidation of subsidiary	$ 1,290,603
Exchange of intangible assets		$ 6,528,899
Investment in-kind in other related parties (Note 17)	1,838,521	4,343,549	$ 2,409,244
Capitalization of interest on buildings in progress	471,108	336,416	124,098
Net assets acquisition by business combination			905,892
Sale of Moolec Science S.A. equity investment			(900,000)
Investing activities	3,600,232	11,208,864	$ 2,539,234
Financing activities
Contingent consideration payment with own shares	(870,795)
Compensation financial activities by deconsolidation of subsidiary	(1,723,271)
Assignment of receivables with shareholders and other related parties	(1,172,293)	(19,894,045)
Compensation payment financed by acquisition of intangible assets		(1,781,507)
Total of Financing Activities	$ (3,766,359)	$ (21,675,552)
Pro Farm Group, Inc.
Financing activities
Treasury shares				237,054
Number of shares issued				220